Fair Value Measurements	12 Months Ended
Feb. 24, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS
The accounting guidance for fair value established a framework for measuring fair value and established a three-level valuation hierarchy for disclosure of fair value measurement. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability at the measurement date. The three levels are defined as follows:

Level 1 -	Quoted prices in active markets for identical assets or liabilities;

Level 2 -	Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable;

Level 3 -	Unobservable inputs in which little or no market activity exists, requiring an entity to develop its own assumptions that market participants would use to value the asset or liability.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The following table presents assets and liabilities which are measured at fair value on a recurring basis as of February 24, 2018 (in millions):

	Fair Value Measurements
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Cash equivalents:
Money Market	$198.0	$198.0	$—	$—
Short-term investments (1)	24.5	22.1	2.4	—
Non-current investments (2)	91.2	40.2	51.0	—
Total	$313.7	$260.3	$53.4	$—

Liabilities:
Derivative contracts (3)	$11.8	$—	$11.8	$—
Contingent consideration (4)	60.0	—	—	60.0
Total	$71.8	$—	$11.8	$60.0
(1) Primarily relates to Mutual Funds. Included in Other current assets on the Consolidated Balance Sheets.
(2) Primarily relates to investments in publicly traded stock classified as available for sale (Level 1) and U.S. Treasury Notes and Corporate Bonds (Level 2). Included in Other assets on the Consolidated Balance Sheets.
(3) Primarily relates to interest rate swaps. Included in Other current liabilities on the Consolidated Balance Sheets.
(4) Included in Other current liabilities and Other long-term liabilities on the Consolidated Balance Sheets.

The following table presents assets and liabilities which are measured at fair value on a recurring basis as of February 25, 2017 (in millions):

	Fair Value Measurements
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Cash equivalents:
Money Market	$596.0	$596.0	$—	$—
Short-term investments (1)	21.6	19.4	2.2	—
Non-current investments (2)	97.5	45.6	51.9	—
Total	$715.1	$661.0	$54.1	$—

Liabilities:
Derivative contracts (3)	$103.7	$—	$103.7	$—
Contingent consideration (4)	281.0	—	—	281.0
Total	$384.7	$—	$103.7	$281.0
(1) Primarily relates to Mutual Funds. Included in Other current assets on the Consolidated Balance Sheets.
(2) Primarily relates to investments in publicly traded stock classified as available for sale (Level 1) and U.S. Treasury Notes and Corporate Bonds (Level 2). Included in Other assets on the Consolidated Balance Sheets.
(3) Primarily relates to interest rate swaps. Included in Other current liabilities on the Consolidated Balance Sheets.
(4) Primarily relates to CVRs. Included in Other current liabilities on the Consolidated Balance Sheets.

As of February 24, 2018 and February 25, 2017, the estimated fair value of the Company's contingent consideration obligations was $60.0 million and $281.0 million, respectively. Contingent consideration is a Level 3 measurement and is based on cash flow projections and other assumptions for the milestone revenue targets. Changes in fair value of the contingent consideration are recorded in the consolidated statements of operations within Other expense (income).

A reconciliation of the beginning and ending balances for Level 3 liabilities follows (in millions):

	Contingent Consideration
	February 24, 2018	February 25, 2017
Beginning balance	$281.0	$269.9
Plated acquisition	60.1	—
Change in fair value	(50.9)	16.0
Payments	(230.2)	(4.9)
Ending balance	$60.0	$281.0

The estimated fair value of the Company's debt, including current maturities, was based on Level 2 inputs, being market quotes or values for similar instruments, and interest rates currently available to the Company for the issuance of debt with similar terms and remaining maturities as a discount rate for the remaining principal payments. As of February 24, 2018, the fair value of total debt was $10,603.4 million compared to a carrying value of $11,340.5 million, excluding debt discounts and deferred financing costs. As of February 25, 2017, the fair value of total debt was $11,882.8 million compared to the carrying value of $11,812.1 million, excluding debt discounts and deferred financing costs.
Assets Measured at Fair Value on a Nonrecurring Basis

The Company measures certain assets at fair value on a non-recurring basis, including long-live assets and goodwill, which are evaluated for impairment. Long-lived assets include store-related assets such as property and equipment and certain intangible assets. The inputs used to determine the fair value of long-lived assets and a reporting unit are considered Level 3 measurements due to their subjective nature. As described elsewhere in these Consolidated Financial Statements, the Company recorded a goodwill impairment loss of $142.3 million during fiscal 2017. No goodwill impairment losses were recorded during fiscal 2016 and 2015. The Company also recorded long-lived asset impairment losses of $100.9 million, $46.6 million and $40.2 million during fiscal 2017, 2016 and 2015, respectively.